Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
ASSETS
Cash and due from banks	$ 167,021	$ 15,048
Interest-bearing deposits in other banks	25,560	10,848
Cash and Cash Equivalents	192,581	25,896
Securities available for sale, at fair value	3,599	15,399
Securities held to maturity, at cost (fair value of $421,064 at March 31, 2014 and $479,339 at March 31, 2013):	418,696	462,728
Loans receivable	587,578	459,312
Allowance for loan losses	(3,071)	(2,500)
Net Loans	584,507	456,812
Bank owned life insurance	42,037	35,499
Premises and equipment	7,397	7,841
Federal Home Loan Bank of New York stock	7,889	3,897
Interest receivable	3,281	3,177
Real estate owned		215
Other assets	6,003	4,620
Total Assets	1,265,990	1,016,084
Deposits:
Non-interest bearing	17,101	13,228
Interest bearing	746,811	750,464
Total Deposits	763,912	763,692
Advances from Federal Home Loan Bank of New York	142,500	52,500
Advance payments by borrowers for taxes and insurance	6,127	5,071
Stock subscription deposits	154,345
Other liabilities and accrued expenses	4,969	7,493
Total Liabilities	1,071,853	828,756
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 1,000,000 shares authorized; shares issued or outstanding - none
Common stock ($.01 par value), 75,000,000 shares authorized; 30,530,470 shares issued, 26,528,999 shares outstanding at March 31, 2014; 26,166,652 shares outstanding at March 31, 2013	305	305
Paid-in capital	136,688	136,154
Deferred compensation obligation under Rabbi Trust	346	292
Retained earnings	104,110	102,292
Treasury stock, at cost; 4,001,471 shares at March 31, 2014; 4,363,818 shares at March 31, 2013	(43,250)	(47,067)
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(3,480)	(4,213)
Accumulated other comprehensive loss	(315)	(188)
Stock held by Rabbi Trust	(267)	(247)
Total Stockholders' Equity	194,137	187,328
Total Liabilities and Stockholders' Equity	$ 1,265,990	$ 1,016,084